UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-23626

Name of Fund:	BlackRock Alpha Strategies Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Alpha Strategies Fund, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 03/31/2026

Date of reporting period: 09/30/2025

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.

SEPTEMBER 30, 2025

2025 Semi-Annual Report (Unaudited)

BlackRock Alpha Strategies Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

The Benefits and Risks of Leveraging	BlackRock Alpha Strategies Fund

The Fund may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, its common shares (“Common Shares”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage (after paying the leverage costs) is paid to shareholders in the form of dividends, and the value of these portfolio holdings (less the leverage liability) is reflected in the per share NAV.

To illustrate these concepts, assume the Fund’s capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Fund’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by the Fund with the proceeds from leverage earn income based on longer-term interest rates. In this case, the Fund’s financing cost of leverage is significantly lower than the income earned on the Fund’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage. Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the amount of the Fund’s obligations under its respective leverage arrangement generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Fund’s NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that the Fund’s intended leveraging strategy will be successful.

The use of leverage also generally causes greater changes in the Fund’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by shareholders and may reduce income to the shareholders. Moreover, to the extent the calculation of the Fund’s investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Fund’s investment adviser will be higher than if the Fund did not use leverage.

The Fund may utilize leverage through a credit facility as described in the Notes to Financial Statements, if applicable.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is permitted to borrow money (including through the use of TOB Trusts) or issue debt securities up to 33 1/3% of its total managed assets. The Fund may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, the Fund may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by its credit facility, which may be more stringent than those imposed by the 1940 Act.

T H E B E N E F I T S A N D R I S K S O F L E V E R A G I N G	3

Fund Summary as of September 30, 2025	BlackRock Alpha Strategies Fund

Investment Objective

BlackRock Alpha Strategies Fund’s (the “Fund”) investment objective is to seek, over time, absolute and risk-adjusted returns that exhibit low volatility and low-to-moderate correlation to global equity and fixed income markets, while preserving capital. The Fund seeks to achieve its investment objective by allocating the Fund’s assets to private investment vehicles commonly referred to as “hedge funds” (“Portfolio Funds”) that are managed by third-party investment management firms not affiliated with the Fund’s investment adviser.

The Fund’s common shares are not listed on any securities exchange. The Fund is designed for long-term investors, and an investment in the common shares, unlike an investment in a traditional listed closed-end fund, should be considered illiquid.

No assurance can be given that the Fund’s investment objective will be achieved.

Net Asset Value Per Share Summary

	09/30/25	03/31/25	Change	High	Low
Net Asset Value — Class I	$11.46	$10.54	8.73%	$11.46	$10.54
Net Asset Value — Class A	11.29	10.43	8.25	11.29	10.43

Performance

Returns for the period ended September 30, 2025 were as follows:

	6-Month Total Returns	Average Annual Total Returns(a)
		1 Year	Since Inception	(b)
Class I	8.73%	15.53%	6.99%
Class A	8.25	14.50	6.15
HFRI Fund Weighted Composite Index(c)	9.96	11.05	5.95
MSCI All Country World Index (Net)(d)	20.03	17.27	10.60

(a)	See “About Fund Performance” for a detailed description of share classes and how performance was calculated for certain share classes.
(b)	The Fund commenced operations on March 31, 2021.
(c)	A global, equal-weighted index of single-manager funds that report to Hedge Fund Research Database.
(d)	An index that captures large- and mid-cap representation across certain developed and emerging markets countries.

Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund’s applicable withholding tax rates, if any.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.

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Fund Summary as of September 30, 2025 (continued)	BlackRock Alpha Strategies Fund

Portfolio Management Commentary

Investment Strategies

The Fund invests in portfolios of hedge funds as a means to gain exposure to various types of investment strategies in four primary hedge fund strategies, including Equity Hedge, Event-Driven, Relative Value and Macro. The following descriptions are not intended to be complete explanations of the strategies described or a list of all possible investment strategies or methods that may be used by the Fund.

Equity Hedge strategies maintain positions both long and short, normally with a primary focus on equity securities and equity derivatives. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques.

Event-Driven strategies generally maintain positions in companies currently or prospectively involved in a wide variety of corporate transactions, including, but not limited to, mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuances or other capital structure adjustments.

Relative Value strategies maintain positions where the investment thesis is predicated on the realization of a valuation discrepancy in the relationship between multiple securities. These strategies employ a variety of fundamental and quantitative techniques.

Macro strategies employ a broad range of strategies where the investment process is predicated on movements in underlying economic variables and the impact of these movements on equity, fixed income, hard currency and commodity markets.

What factors influenced performance?

Over the period, the majority of strategies within the portfolio contributed positively to performance. Event-Driven strategies were the largest contributors over the period, benefitting from increased corporate reform in Asia as well as specific soft and hard catalyst positions in North America. Equity Hedge and Relative Value strategies also contributed positively to performance. Equity Hedge strategies generated gains from elevated dispersion across and within sectors, while Relative Value strategies benefitted from spread tightening across credit markets and elevated market volatility in the second quarter. Macro strategies delivered muted results as managers faced challenges navigating a choppy market environment, specifically within trend following strategies. The Fund’s cash position had no material impact on performance.

Describe recent portfolio activity.

On April 1, 2025, the Fund made an allocation to EGMF Offshore Ltd.

On June 30, 2025, the Fund initiated a full redemption from Kadensa Fund.

On July 1 2025, the Fund made allocations to Two Seas Global (Cayman) Fund LP and Aegeri Capital Offshore Fund.

Describe portfolio positioning at period end.

At period end, the Fund held broad exposure across different hedge fund strategies. For purposes of financial reporting, the underlying hedge funds are categorized based on their primary underlying strategy exposure. In this regard, the categories of investment strategies as a percentage of the Fund’s long term investments are 28% Relative Value, 28% Equity Hedge, 27% Event-Driven, and 17% Macro. Cash as a percentage of the Fund’s investments was 3% at the period’s end. Cash is held in the portfolio for deployment in new and existing positions and to comply with regulations.

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2025 (continued)	BlackRock Alpha Strategies Fund

Portfolio Information

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Pentwater Event Fund, Ltd.	9.8%

Voleon Composition International Fund, Ltd.	8.5

Atlas Enhanced Fund, Ltd.	8.3

Stratus Feeder, Ltd.	7.6

Carronade Capital Offshore, LP	5.0

Yaupon Fund (CI) Ltd.	4.7

MY Asian Opportunities Unit Trust	4.6

Schonfeld Strategic Partners Offshore Fund, Ltd.	4.5

Manticore Fund (Cayman) Ltd.	4.4

Toroa Feeder 1 (Offshore)	4.3

SECTOR ALLOCATION

Sector(a)	Percent of Net Assets

Equity Hedge	27.9%

Relative Value	27.8

Event-Driven	27.1

Macro	17.0

Short-Term Securities	2.9

Liabilities in Excess of Other Assets	(2.7)

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

6	2 0 2 5 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance	BlackRock Alpha Strategies Fund

Class I Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Class A Shares are not subject to any sales charge. These shares are subject to an ongoing distribution fee and shareholder servicing fee of 0.75% per year.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to the Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses for Continuously Offered Closed-End Funds

Shareholders of the Fund may incur the following charges: (a) transactional expenses, including early withdrawal fees; and (b) operating expenses, including investment advisory fees, and other fund expenses. The example below (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other funds.

The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual				Hypothetical 5% Return

	Beginning Account Value (04/01/25)	Ending Account Value (09/30/25)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/25)	Ending Account Value (09/30/25)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
Class I	$ 1,000.00	$ 1,087.30	$ 6.07		$ 1,000.00	$ 1,019.25	$ 5.87		1.16%
Class A	1,000.00	1,082.50	10.28		1,000.00	1,015.19	9.95		1.97

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

D I S C L O S U R E O F E X P E N S E S F O R C O N T I N U O U S L Y O F F E R E D C L O S E D - E N D F U N D S	7

Schedule of Investments (unaudited) September 30, 2025	BlackRock Alpha Strategies Fund (Percentages shown are based on Net Assets)

Portfolio Funds(a)(b)	First Acquisition Date	Cost	Value	% of Net Assets

Equity Hedge
Atlas Enhanced Fund, Ltd.	09/01/22	$8,300,000	$10,700,378	8.3%
Kadensa Fund	04/01/21	2,093,383	2,644,409	2.1%
Manticore Fund (Cayman) Ltd.	04/01/21	2,811,854	5,652,876	4.4%
Maple Rock Offshore Fund LP	11/01/24	4,000,000	5,332,299	4.1%
Toroa Feeder 1 (Offshore)	02/01/24	4,297,181	5,495,452	4.3%
Yaupon Fund (CI) Ltd.	05/01/23	4,928,227	6,044,878	4.7%

Total Equity Hedge		26,430,645	35,870,292	27.9%
Event-Driven
Carronade Capital Offshore, LP	04/01/23	5,117,940	6,471,990	5.0%
MY Asian Opportunities Unit Trust	05/01/21	3,809,195	5,968,647	4.6%
Pentwater Event Fund, Ltd.	04/01/21	6,538,631	12,556,181	9.8%
TPG AG Corporate Credit Opportunities Fund, Ltd.	11/01/24	5,011,937	5,454,747	4.2%
Two Seas Global (Cayman) Fund LP	07/01/25	3,500,000	4,510,929	3.5%

Total Event-Driven		23,977,703	34,962,494	27.1%
Macro
Aegeri Capital Offshore Fund Ltd.	07/01/25	3,500,000	3,377,317	2.6%
East One Commodity Fund Limited	05/01/21	4,340,853	4,439,152	3.5%
Stratus Feeder, Ltd.	04/01/21	5,114,500	9,774,310	7.6%
Systematica Alternative Markets Fund Ltd.	05/01/21	4,324,840	4,300,009	3.3%

Total Macro		17,280,193	21,890,788	17.0%
Relative Value
Adapt Fund Ltd.	11/01/23	4,567,297	5,004,684	3.9%
EGMF Offshore Ltd.	04/01/25	3,561,000	3,458,408	2.7%
One William Street Capital Offshore Fund, Ltd.	04/01/21	3,163,535	5,114,973	4.0%
Schonfeld Strategic Partners Offshore Fund, Ltd.	01/01/22	4,447,200	5,868,297	4.5%
Voleon Composition International Fund, Ltd.	04/01/21	7,934,074	10,985,912	8.5%
Xantium Partners Fund, Ltd.	09/01/24	5,037,612	5,425,784	4.2%

Total Relative Value		28,710,718	35,858,058	27.8%

Total Portfolio Funds		96,399,259	128,581,632	99.8%

Security	Shares	Cost	Value	% of Net Assets

Short-Term Securities
Money Market Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.01%(c)(d)	3,698,342	$3,698,342	$3,698,342	2.9%

Total Short-Term Securities		3,698,342	3,698,342	2.9%

Total Investments		$100,097,601	132,279,974	102.7%

Liabilities in Excess of Other Assets			(3,483,466)	(2.7)%

Net Assets			$128,796,508	100.0%

(a)	Non-income producing security.
(b)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $128,581,632, representing 99.8% of its net assets as of period end, and an original cost of $96,399,259.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

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Schedule of Investments (unaudited) (continued) September 30, 2025	BlackRock Alpha Strategies Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$5,896,050	$—	$(2,197,708)(a)	$—	$—	$3,698,342	3,698,342	$111,291	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Money Market Funds	$3,698,342	$—	$—	$3,698,342

Investments valued at NAV(a)				128,581,632

				$132,279,974

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	9

Statement of Assets and Liabilities (unaudited)

September 30, 2025

BlackRock Alpha Strategies Fund

ASSETS
Investments, at value — unaffiliated(a)	$128,581,632
Investments, at value — affiliated(b)	3,698,342
Investments in Portfolio Funds paid in advance	1,150,000
Investments in Portfolio Funds sold receivable	1,472,006
Receivables:
Dividends — affiliated	11,431
From the Manager	464
Prepaid expenses	26,793

Total assets	134,940,668

LIABILITIES
Capital contributions received in advance	1,825,500
Payables:
Administration fees	83,333
Investment advisory fees	261,428
Other accrued expenses	114,991
Professional fees	49,964
Repurchase offer	3,687,841
Service and distribution fees	121,103

Total liabilities	6,144,160

Commitments and contingent liabilities

NET ASSETS	$128,796,508

NET ASSETS CONSIST OF:
Paid-in capital	$113,212,810
Accumulated earnings	15,583,698

NET ASSETS	$128,796,508

NET ASSET VALUE
Class I

Net assets	$34,220,503

Shares outstanding	2,986,310

Net asset value	$11.46

Class A

Net assets	$94,576,005

Shares outstanding	8,376,545

Net asset value	$11.29

(a) Investments, at cost — unaffiliated	$96,399,259
(b) Investments, at cost — affiliated	$3,698,342

See notes to financial statements.

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Statement of Operations (unaudited)

Six Months Ended September 30, 2025

BlackRock Alpha Strategies Fund

INVESTMENT INCOME
Dividends — affiliated	$111,291
Rebate income	10,750

Total investment income	122,041

EXPENSES
Investment advisory	364,644
Service and distribution — class specific	358,151
Administration	125,000
Professional	75,168
Transfer agent — class specific	53,300
Accounting services	51,636
Registration	21,075
Printing and postage	20,365
Recoupment of past waived and/or reimbursed fees	19,753
Custodian	11,285
Recoupment of past waived and/or reimbursed fees — class specific	7,742
Trustees and Officer	5,552
Miscellaneous	22,991

Total expenses	1,136,662

Less:
Fees waived and/or reimbursed by the Manager	(1,998)

Total expenses after fees waived and/or reimbursed	1,134,664

Net investment loss	(1,012,623)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	3,894,040

3,894,040

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	7,770,986

Net realized and unrealized gain	11,665,026

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,652,403

See notes to financial statements.

S T A T E M E N T O F O P E R A T I O N S	11

Statements of Changes in Net Assets

	BlackRock Alpha Strategies Fund
	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment loss	$(1,012,623)	$(1,638,036)

Net realized gain	3,894,040	1,179,959

Net change in unrealized appreciation (depreciation)	7,770,986	11,054,119

Net increase in net assets resulting from operations	10,652,403	10,596,042

DISTRIBUTIONS TO SHAREHOLDERS(a)
Class A	—	(6,335,513)

Class I	—	(3,110,756)

Decrease in net assets resulting from distributions to shareholders	—	(9,446,269)

CAPITAL SHARE TRANSACTIONS
Proceeds from issuance of capital shares (excluding capital contributions received in advance)	10,429,000	13,814,282
Reinvestment of distributions	—	9,273,595
Repurchase of shares resulting from tender offers	(21,858,785)	(6,772,578)

Net increase (decrease) in net assets derived from capital share transactions	(11,429,785)	16,315,299

NET ASSETS

Total increase (decrease) in net assets	(777,382)	17,465,072

Beginning of period	129,573,890	112,108,818

End of period	$128,796,508	$129,573,890

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

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Statement of Cash Flows (unaudited)

Six Months Ended September 30, 2025

BlackRock Alpha Strategies Fund

CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$10,652,403
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Proceeds from sales of long-term investments	17,954,999
Purchases of long-term investments	(10,571,750)
Net proceeds from sales of short-term securities	2,197,708
Net realized gain on investments	(3,894,040)
Net unrealized appreciation on investments	(7,770,986)
(Increase) Decrease in Assets:
Investments in Portfolio Funds paid in advance	2,411,000
Receivables:
Dividends — affiliated	18,443
From the Manager	467
Prepaid expenses	(23,250)
Increase (Decrease) in Liabilities:
Payables:
Administration fees	(45,834)
Investment advisory fees	25,571
Service and distribution fees	5,883
Other accrued expenses	(33,870)
Professional fees	(37,119)

Net cash provided by operating activities	10,889,625

CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Proceeds from issuance of capital shares (net of change in capital contributions received in advance)	11,225,500
Payments on shares repurchased	(22,115,125)

Net cash used for financing activities	(10,889,625)

CASH
Net decrease in restricted and unrestricted cash	—
Restricted and unrestricted cash at beginning of period	—

Restricted and unrestricted cash at end of period	$—

NON-CASH FINANCING ACTIVITIES
Reinvestment of distributions	$—

See notes to financial statements.

S T A T E M E N T O F C A S H F L O W S	13

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Alpha Strategies Fund
	Class I
	Six Months Ended 09/30/25 (unaudited	)	Year Ended 03/31/25		Year Ended 03/31/24		Year Ended 03/31/23	Year Ended 03/31/22 (a)

Net asset value, beginning of period	$10.54		$10.43		$10.03		$10.14	$10.00

Net investment loss(b)	(0.05)		(0.08)		(0.11)		(0.11)	(0.15)
Net realized and unrealized gain	0.97		1.06		0.85		0.37	0.45

Net increase from investment operations	0.92		0.98		0.74		0.26	0.30

Distributions from net investment income(c)	—		(0.87)		(0.34)		(0.37)	(0.16)

Net asset value, end of period	$11.46		$10.54		$10.43		$10.03	$10.14

Total Return(d)
Based on net asset value	8.73	%(e)	9.62%		7.55%		2.60%	3.06%

Ratios to Average Net Assets(f)
Total expenses	1.17	%(g)(h)	1.23	%(h)	1.53	%(h)(i)	1.43%	3.27%

Total expenses after fees waived and/or reimbursed	1.16	%(g)	1.07%		1.34	%(i)	1.34%	1.45%

Net investment loss	(0.97	)%(g)	(0.73)%		(1.09)%		(1.06)%	(1.44)%

Supplemental Data
Net assets, end of period (000)	$34,221		$39,303		$35,884		$26,547	$19,831

Portfolio turnover rate	8%		16%		10%		14%	9%

(a)	Commenced operations on March 31, 2021.

(b)	Based on average shares outstanding.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)

Where applicable, assumes the reinvestment of distributions. The Fund is a continuously offered closed-end fund, the Shares of which are offered at net asset value. No secondary market for the Fund’s Shares exists.

(e)	Not annualized.

(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)	Annualized.

(h)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 09/30/25 (unaudited	)	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	(a)
Expense ratios	1.13%		1.17%	1.33%	N/A	N/A

(i)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.45% and 1.26%, respectively.

See notes to financial statements.

14	2 0 2 5 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Alpha Strategies Fund (continued)
	Class A
	Six Months Ended 09/30/25 (unaudited	)	Year Ended 03/31/25		Year Ended 03/31/24		Year Ended 03/31/23	Year Ended 03/31/22 (a)

Net asset value, beginning of period	$10.43		$10.35		$9.97		$10.11	$10.00

Net investment loss(b)	(0.10)		(0.17)		(0.19)		(0.19)	(0.22)
Net realized and unrealized gain	0.96		1.05		0.85		0.36	0.46

Net increase from investment operations	0.86		0.88		0.66		0.17	0.24

Distributions from net investment income(c)	—		(0.80)		(0.28)		(0.31)	(0.13)

Net asset value, end of period	$11.29		$10.43		$10.35		$9.97	$10.11

Total Return(d)
Based on net asset value	8.25	%(e)	8.64%		6.74%		1.71%	2.45%

Ratios to Average Net Assets(f)
Total expenses	1.97	%(g)(h)	2.12	%(h)	2.35	%(h)(i)	2.31%	3.75%

Total expenses after fees waived and/or reimbursed	1.97	%(g)	1.96%		2.14	%(i)	2.19%	2.16%

Net investment loss	(1.78	)%(g)	(1.63)%		(1.89)%		(1.89)%	(2.15)%

Supplemental Data
Net assets, end of period (000)	$94,576		$90,271		$76,225		$57,508	$34,744

Portfolio turnover rate	8%		16%		10%		14%	9%

(a)	Commenced operations on March 31, 2021.

(b)	Based on average shares outstanding.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)

Where applicable, assumes the reinvestment of distributions. The Fund is a continuously offered closed-end fund, the Shares of which are offered at net asset value. No secondary market for the Fund’s Shares exists.

(e)	Not annualized.

(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)	Annualized.

(h)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 09/30/25 (unaudited	)	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	(a)
Expense ratios	1.93%		2.01%	2.18%	N/A	N/A

(i)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 2.26% and 2.06%, respectively.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	15

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Alpha Strategies Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund is organized as a Delaware statutory trust. The Fund engages in a continuous offering of shares. The Fund may from time to time offer to repurchase shares from shareholders in accordance with written tenders by shareholders at those times, in those amounts, and on such terms and conditions as the Board of Trustees of the Fund (the “Board”) may determine in its sole discretion. The Fund calculates the net asset value (“NAV”) per share of the applicable class of the Fund as of the close of business on the last business day of each calendar month, and at such other times as the Board may determine. The Fund’s shares are offered for sale as of the first business day of each calendar month (the “Subscription Date”) at a price equal to the Fund’s NAV per share determined as of the close of business on the last business day of the calendar month preceding the Subscription Date, except that the Fund may offer shares more or less frequently as determined by the Board. The price of the shares during the Fund’s continuous offering will fluctuate over time with the NAV of the shares.

The Fund offers two classes of shares designated as Class I Shares and Class A Shares. Both classes of shares have identical voting, dividend, liquidation and other rights and will be subject to the same terms and conditions, except that Class A Shares bear expenses related to the shareholder servicing and distribution of such shares.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.

Distributions: Distributions from net investment income are declared annually and paid annually. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board, the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed Income Complex and reflected as Trustee and Officer expense on the Statement of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statement of Operations.

16	2 0 2 5 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

In valuing interests in Portfolio Funds, the Manager, under the supervision of the Board, considers all relevant information to determine the price that the Fund might reasonably expect to receive from the current sale (or redemption in the case of a Portfolio Fund whose interests carry redemption rights) of the interest in the Portfolio Fund in an arm’s-length transaction. In general, the Manager will rely primarily on any actual or estimated (as applicable) unaudited values provided by the Portfolio Fund manager to the extent such unaudited values are received in a timely fashion and are believed to be the most reliable and relevant indication of the value of interests in such Portfolio Fund. It is anticipated that these unaudited values will be prepared in accordance with U.S. GAAP and will, in effect, be the fair value of each Portfolio Fund’s assets, less such Portfolio Fund’s liabilities (the net asset value). In some cases, estimated unaudited values are provided before final unaudited values. The Manager will rely primarily on such estimated unaudited values or final unaudited values, to the extent they are the most reliable and relevant indication of value of interests in the Portfolio Funds. The Manager will give weight to such valuations and any other factors and considerations set forth in the Valuation Procedures as deemed appropriate in each case. In general, the Manager will, prior to investing in any Portfolio Fund, and periodically thereafter, assess such Portfolio Fund’s valuation policies and procedures for appropriateness in light of the Fund’s obligation to fair value its assets under the 1940 Act and pursuant to U.S. GAAP for investment companies and will assess the overall reasonableness of the information provided by such Portfolio Fund. As part of this assessment, the Manager may also evaluate, among other things, a Portfolio Fund’s practices in respect of creating “side pockets” and such Portfolio Fund’s valuation policies and procedures in respect of any such “side pockets.” The Manager will also review any other information available to it, including reports by independent auditors, fund administrators, if any, and/or other third parties.

In instances where unaudited estimated or final values may not be available, or where such unaudited estimated or final values are determined not to be the most reliable and relevant indication of value of an interest in a Portfolio Fund (as further discussed below), additional factors that may be relevant in determining the value of an interest in a Portfolio Fund, in addition to those other factors and considerations set forth in the Valuation Procedures, include (1) changes in the valuation of hedge fund indices, (2) publicly available information regarding a Portfolio Fund’s underlying portfolio companies or investments, (3) the price at which recent subscriptions and redemptions of such Portfolio Fund interests were offered, (4) relevant news and other sources, (5) significant market events and (6) information provided to the Manager or the Fund by a Portfolio Fund, or the failure to provide such information as agreed to in the Portfolio Fund’s offering materials or other agreements with the Fund.

In circumstances where, taking into account the factors and considerations set forth above and in the Valuation Procedures, the Manager has reason to believe that a value provided by a Portfolio Fund is not the most reliable and relevant indication of the value of an interest in the Portfolio Fund, the Manager may adjust such reported value to reflect the fair value of the interest in the Portfolio Fund. Likewise, in circumstances where a Portfolio Fund does not provide a valuation as contemplated above, the factors and considerations set forth above and in the Valuation Procedures may be the only indicators of the value of an interest in a Portfolio Fund and the Manager will use such factors, together with other valuation methodologies set forth in the Valuation Procedures that may be relevant, to estimate the fair value of its interest in a Portfolio Fund. In circumstances where the Manager determines to adjust the values reported by Portfolio Funds, or in circumstances where the Portfolio Funds do not provide valuations as contemplated above (such circumstances being collectively referred to as “Adjusted Fair Values”), such valuations will be subject to review and approval by the Valuation Committee or its delegate as outlined in the Valuation Procedures. The Board reviews fair value determinations at its regularly scheduled meetings and also reviews the Valuation Procedures on a regular basis.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or

N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Notes to Financial Statements (unaudited) (continued)

funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of September 30, 2025, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Information reflecting the Fund’s investments in Portfolio Funds as of September 30, 2025 is summarized below.

Investment	Value	% of Fund’s Net Assets	Primary Geographic Locations	Redemptions Permitted

Equity Hedge

Atlas Enhanced Fund, Ltd.	$10,700,378	8.3%	North America	Quarterly

			Developed Asia Pacific,
			Emerging Markets,
Kadensa Fund	2,644,409	2.1	North America	Quarterly

			Developed Asia Pacific,
			Emerging Markets,
			North America,
Manticore Fund (Cayman) Ltd.	5,652,876	4.4	Western Europe	Monthly

Maple Rock Offshore Fund LP	5,332,299	4.1	North America	Monthly

Toroa Feeder 1 (Offshore)	5,495,452	4.3	Developed Asia Pacific	Quarterly

			Developed Asia Pacific,
			Emerging Markets,
			North America,
Yaupon Fund (CI) Ltd.	6,044,878	4.7	Western Europe	Quarterly

Event-Driven

			Developed Asia Pacific,
			Emerging Markets,
			North America,
Carronade Capital Offshore, LP	6,471,990	5.0	Western Europe	Quarterly
MY Asian Opportunities Unit Trust	5,968,647	4.6	North America	Quarterly

			Emerging Markets,
			North America,
Pentwater Event Fund, Ltd.	12,556,181	9.8	Western Europe	Monthly

TPG AG Corporate Credit Opportunities Fund, Ltd.	5,454,747	4.2	North America	Quarterly

Two Seas Global (Cayman) Fund LP	4,510,929	3.5	North America	Quarterly

Macro

Aegeri Capital Offshore Fund Ltd.	3,377,317	2.6	North America	Monthly

			Emerging Markets,
			North America,
East One Commodity Fund Limited	4,439,152	3.5	Western Europe	Monthly

			Developed Asia Pacific,
			Emerging Markets,
			North America,
Stratus Feeder, Ltd.	9,774,310	7.6	Western Europe	Monthly

			Developed Asia Pacific,
			Emerging Markets,
			North America,
Systematica Alternative Markets Fund Ltd.	4,300,009	3.3	Western Europe	Monthly

Relative Value

Adapt Fund Ltd.	5,004,684	3.9	North America	Monthly

EGMF Offshore Ltd.	3,458,408	2.7	North America	Quarterly

One William Street Capital Offshore Fund, Ltd.	5,114,973	4.0	North America	Quarterly

			Developed Asia Pacific,
			Emerging Markets,
			North America,
Schonfeld Strategic Partners Offshore Fund, Ltd.	5,868,297	4.5	Western Europe	Quarterly

18	2 0 2 5 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Investment	Value	% of Fund’s Net Assets	Primary Geographic Locations	Redemptions Permitted

			North America,
Voleon Composition International Fund, Ltd.	$10,985,912	8.5%	Western Europe	Monthly

			Developed Asia Pacific,
			North America,
Xantium Partners Fund, Ltd.	5,425,784	4.2	Western Europe	Quarterly
	$128,581,632	99.8%

Major Category	Fair Value	Illiquid Investments(a)	Gates(b)	Lock-ups(c)	Redemption Frequency(d)	Redemption Notice Period(d)
Equity Hedge(e)	$35,870,292	$—	$6,963,488	$5,495,452	Quarterly, Monthly	5-65 days
Event-Driven(f)	34,962,494	—	7,248,462	16,437,666	Quarterly, Monthly	60-90 days
Macro(g)	21,890,788	—	—	5,086,553	Monthly	30-60 days
Relative Value(h)	35,858,058	—	4,935,934	8,573,381	Quarterly, Monthly	30-90 days

	$128,581,632	$—	$19,147,884	$35,593,052

(a)

Represents private investment funds that cannot be voluntarily redeemed by the Fund at any time. This includes: (i) private investment funds that are liquidating and making distribution payments as their underlying assets are sold, (ii) suspended redemptions/withdrawals, and (iii) side pocket holdings. These types of investments may be realized within 1 to 3 years from September 30, 2025, depending on the specific investment and market conditions. This does not include private investment funds with gates and lockups, which are noted above.

(b)	Represents the portion of the Portfolio Funds for which there are investor level gates, which are not otherwise included as illiquid investments.

(c)

Represents investments that cannot be redeemed without a fee due to a lock-up provision, which are not otherwise included as illiquid investments or investments with gates. The lock-up period for these investments is 1 to 24 months at September 30, 2025.

(d)	Redemption frequency and redemption notice period reflect general redemption terms, and exclude liquidity restrictions noted above.

(e)

Equity Hedge strategies maintain positions both long and short, normally with a primary focus on equity securities and equity derivatives. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques. The application of the Valuation Procedures to investments in this category did not result in any Adjusted Fair Values as of September 30, 2025. The fair values of the investments in this category have been estimated based on the net asset values provided by management of the Portfolio Funds.

(f)

Event-Driven strategies concentrate on companies that are subject to corporate events such as mergers, acquisitions, restructurings, spin-offs, shareholder activism or other special situations that alter a company’s financial structure or operating strategy. The intended goal of these strategies is to profit when the price of a security changes to reflect more accurately the likelihood and potential impact of the occurrence, or nonoccurrence, of the event. The application of the Valuation Procedures to investments in this category did not result in any Adjusted Fair Values as of September 30, 2025. The fair values of the investments in this category have been estimated based on the net asset values provided by management of the Portfolio Funds.

(g)

Macro strategies employ a broad range of strategies where the investment process is predicated on movements in underlying economic variables and the impact of these movements on equity, fixed income, hard currency and commodity markets. The application of the Valuation Procedures to investments in this category did not result in any Adjusted Fair Values as of September 30, 2025. The fair values of the investments in this category have been estimated based on the net asset values provided by management of the Portfolio Funds.

(h)

Relative Value strategies seek to profit from the mispricing of financial instruments relative to each other or historical norms. These strategies utilize quantitative and qualitative analyses to identify securities or spreads between securities that deviate from their theoretical fair value and/or historical norms. The application of the Valuation Procedures to investments in this category did not result in any Adjusted Fair Values as of September 30, 2025. The fair values of the investments in this category have been estimated based on the net asset values provided by management of the Portfolio Funds.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Fund entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager an annual fee, accrued monthly and payable quarterly in arrears, in an amount equal to 0.55% of the average monthly value of the Fund’s month-end NAV.

Service and Distribution Fees: The Fund has entered into a Distribution Agreement (the “Distribution Agreement”) with BlackRock Investments, LLC (the “Distributor”), an affiliate of the Manager, to provide for distribution of the common shares. The Distribution Agreement provides that the Distributor will sell, and will appoint financial intermediaries to sell, common shares on behalf of the Fund on a reasonable efforts basis. The Fund has adopted a distribution and servicing plan (the “Distribution and Servicing Plan”) with respect to certain classes of the common shares and in doing so has voluntarily complied with Rule 12b-1 under the 1940 Act, as if the Fund were an open-end investment company, and will be subject to an ongoing distribution fee and shareholder servicing fee (together, the “Distribution and Servicing Fee”) in respect of the classes of common shares paying such Distribution and Servicing Fee. The maximum annual rates at which the Distribution and Servicing Fees may be paid under the Distribution and Servicing Plan (calculated as a percentage of the Fund’s monthly net assets attributable to the classes of common shares paying such Distribution and Servicing Fee) is 0.75% for Class A Shares. Class I Shares are not subject to a distribution fee or shareholder servicing fee.

For the six months ended September 30, 2025, the class specific service and distribution fees borne directly by Class A Shares amounted to $358,151.

N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Notes to Financial Statements (unaudited) (continued)

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended September 30, 2025, the Fund did not pay any amounts to affiliates in return for these services.

In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.

For the six months ended September 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

Class Name	Total
Class I	$10,117
Class A	43,183

53,300

Expense Limitations, Waivers and Reimbursements, and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended September 30, 2025, the amount waived was $1,998.

The Manager contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Funds’ Independent Trustees. For the six months ended September 30, 2025, there were no fees waived by the Manager pursuant to this arrangement.

The Manager contractually agreed to waive and/or reimburse certain operating and other expenses of the Fund in order to limit certain expenses to 0.80% of the Fund’s average monthly value of the net assets of each share class (“expense limitation”). Expenses excluded from the expense limitation are limited to the investment advisory fee, service and distribution fees, interest expense, portfolio transaction, sub-accounting, record keeping, other administrative services and other investment-related costs (including acquired fund fees and expenses, commitment fees on leverage, prime broker fees and dividend expense) and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027. For the six months ended September 30, 2025, there were no fees waived by the Manager pursuant to this arrangement.

With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1)	the Fund has more than $50 million in assets for the fiscal year, and

(2)	the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective April 1, 2028, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated.

For the six months ended September 30, 2025, the Manager recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Fund:

Fund Level/Share Class	Total
Fund Level	$19,753
Class I	1,534
Class A	6,208

Trustees and Officers: Certain trustees and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.

6.	PURCHASES AND SALES

For the six months ended September 30, 2025, purchases and sales of investments, excluding short-term securities, were $10,571,750 and $18,816,724, respectively.

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Notes to Financial Statements (unaudited) (continued)

7.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required. The Fund has adopted September 30 as its tax year-end.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of September 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.

The tax character of distributions paid was as follows:

BlackRock Alpha Strategies Fund	Tax Year Ended 09/30/25	Tax Year Ended 09/30/24
Ordinary income	$9,446,269	$3,102,810

As of tax year ended September 30, 2025, the tax components of accumulated earnings (loss) were as follows:

Fund Name	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
BlackRock Alpha Strategies Fund	$9,880,006	$(216,995)	$5,920,687	$15,583,698

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

During the tax year ended September 30, 2025, the Fund utilized the following amount of its capital loss carryforward:

Fund Name	Utilized
BlackRock Alpha Strategies Fund	$545,326

As of the tax year ended September 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlackRock Alpha Strategies Fund	$126,359,287	$6,170,793	$(250,106)	$5,920,687

8.	BANK BORROWINGS

The Fund is party to a $10 million credit agreement with Bank of America. Under this agreement, the Fund may borrow to address timing mismatches between inflows and outflows of capital to and from the Fund in connection with (a) the repurchase of shares in the Fund, (b) the Fund’s investment activities, and (c) the payment of fees, expenses and other obligations of the Fund in the ordinary course of business. The credit agreement has the following terms: a fee of 0.40% per annum on unused commitment amounts and interest at a rate equal to daily simple Secured Overnight Financing Rate (“SOFR”) or one-month term SOFR on the date the loan is made (plus, in each case, a 0.10% SOFR adjustment) and 1.40% per annum. The agreement expires in June 2026 unless extended or renewed. For the six months ended September 30, 2025, the Fund did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

Illiquidity Risk: The Fund may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. The Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Notes to Financial Statements (unaudited) (continued)

could sell such investments if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Fund’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

10.	CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue an unlimited number of shares, all of which were initially classified as Common Shares. The par value for the Fund’s Common Shares is $0.001.

For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	Six Months Ended 09/30/25		Year Ended 03/31/25
Share Class	Shares	Amount	Shares	Amount
Class I
Proceeds from the issuance of capital shares (excluding capital contributions received in advance)	200,446	$2,207,500	224,332	$2,383,500
Shares issued in reinvestment of distribution	—	—	289,724	2,987,056
Repurchase of shares resulting from tender offers	(942,096)	(10,396,326)	(226,101)	(2,383,965)

	(741,650)	$(8,188,826)	287,955	$2,986,591

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 09/30/25		Year Ended 03/31/25
Share Class	Shares	Amount	Shares	Amount
Class A
Proceeds from the issuance of capital shares (excluding capital contributions received in advance)	763,729	$8,221,500	1,094,116	$11,430,782
Shares issued in reinvestment of distribution	—	—	614,268	6,286,539
Repurchase of shares resulting from tender offers	(1,041,806)	(11,462,459)	(419,783)	(4,388,613)

	(278,077)	$(3,240,959)	1,288,601	$13,328,708

	(1,019,727)	$(11,429,785)	1,576,556	$16,315,299

For the six months ended September 30, 2025, common shares issued and outstanding had a net decrease of 1,983,902 as a result of 1,983,902 shares repurchased in tender offers.

The Fund intends, but is not obligated, to conduct quarterly tender offers for up to 25% of the common shares then outstanding in the sole discretion of its Board. In a tender offer, the Fund repurchases outstanding shares at its NAV on the valuation date for the tender offer. In any given quarter, the Manager may or may not recommend to the Board that the Fund conduct tender offers. Accordingly, there may be quarters in which no tender offer is made. Shares are not redeemable at an investor’s option nor are they exchangeable for shares of any other fund.

Tender offers were as follows:

	Commencement Date of Tender Offer Period(a)	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares Purchased	Tendered Shares Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases
Class I	March 25, 2024	June 28, 2024	53,135	1.54	53,135	1.54	10.67	566,949
Class A	March 25, 2024	June 28, 2024	81,510	1.08	81,510	1.08	10.56	860,751
Class I	June 27, 2024	September 30, 2024	4,539	0.13	4,539	0.13	10.76	48,839
Class A	June 27, 2024	September 30, 2024	53,742	0.70	53,742	0.70	10.63	571,277
Class I	September 27, 2024	December 31, 2024	30,673	0.86	30,673	0.86	10.31	316,249
Class A	September 27, 2024	December 31, 2024	52,682	0.66	52,682	0.66	10.22	538,407
Class I	December 26, 2024	March 31, 2025	137,754	3.70	137,754	3.70	10.54	1,451,928
Class A	December 26, 2024	March 31, 2025	231,849	2.68	231,849	2.68	10.43	2,418,178
Class I	March 24, 2025	June 30, 2025	930,446	32.45	930,446	32.45	11.03	10,262,820
Class A	March 24, 2025	June 30, 2025	748,829	8.98	748,829	8.98	10.89	8,154,748
Class I	June 24, 2025	September 30, 2025	11,650	0.39	11,650	0.39	11.46	133,506
Class A	June 24, 2025	September 30, 2025	292,977	3.50	292,977	3.50	11.29	3,307,711

(a)	Date the tender offer period began.

The amount of the tender offers is shown as repurchase of shares resulting from tender offers in the Statement of Changes in Net Assets.

The Fund conducted a tender offer to purchase for cash up to 25% of the Fund’s issued and outstanding Class I and Class A common shares of beneficial interest as of September 2, 2025, at a price equal to the NAV per share determined as of December 31, 2025. The tender offer commenced on September 24, 2025 and expired on October 27, 2025.

As of September 30, 2025, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 872,774 Class I and 571,653 Class A Shares of the Fund.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Important Tax Information (unaudited)

The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the tax year ended September 30, 2025:

Fund Name	Federal Obligation Interest
BlackRock Alpha Strategies Fund	$114,596

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the tax year ended September 30, 2025:

Fund Name	Interest Dividends
BlackRock Alpha Strategies Fund	$230,995

The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the tax year ended September 30, 2025:

Fund Name	Interest-Related Dividends
BlackRock Alpha Strategies Fund	$230,995

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Additional Information

General Information

The following information is a summary of certain changes since March 31, 2025. This information may not reflect all of the changes that have occurred since you purchased the Fund.

Except if noted otherwise herein, there were no changes to the Fund’s charter or by-laws that would delay or prevent a change of control of the Fund that were not approved by the shareholders.

The Fund calculates its NAV as of the close of business on the last business day of each calendar month, within approximately 30 calendar days after the last business day of such month, and at such other times as the Board may determine. Shareholders desiring to obtain the Fund’s most recently calculated NAV may contact The Bank of New York Mellon, at 1-888-919-6902.

In accordance with Section 23(c) of the Investment Company Act of 1940, the Fund may from time to time purchase shares of its common stock in the open market or in private transactions.

Quarterly performance, shareholder reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 882-0052.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

The Board of Trustees of the Fund has delegated the voting of proxies for the Fund’s securities to BlackRock Advisors, LLC (the “Advisor”) pursuant to the Closed-End Fund Proxy Voting Policy. The Advisor has adopted the BlackRock Active Investment Stewardship - Global Engagement and Voting Guidelines (the “BAIS Guidelines”) with respect to certain funds, including the Fund. The BAIS Guidelines are available at www.blackrock.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund’s portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 882-0052; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Fund Updates

BlackRock will update performance and certain other data for the Fund on a monthly basis on its website in the “Closed-end Funds” section of blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Fund. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.

A D D I T I O N A L I N F O R M A T I O N	25

Additional Information  (continued)

Fund and Service Providers

Investment Adviser	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02110

Accounting Agent and Transfer Agent	Distributor
BNY Mellon Investment Servicing (US) Inc.	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10001

Custodian	Legal Counsel
The Bank of New York Mellon	Willkie Farr & Gallagher LLP
New York, NY 10286	New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

26	2 0 2 5 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Alpha Strategies Fund (the “Fund”) met on May 8, 2025 (the “May Meeting”) and June 5-6, 2025 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Fund and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Fund’s investment advisor.

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for the Fund on an annual basis. The Board Members who are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the May Meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) leverage management, as applicable; (c) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (d) Fund operating expenses and how BlackRock allocates expenses to the Fund; (e) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (f) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (g) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (h) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (i) BlackRock’s implementation of the proxy voting policies approved by the Board; (j) execution quality of portfolio transactions; (k) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (l) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, closed-end fund, sub-advised mutual fund, collective investment trust and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (m) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (n) periodic updates on BlackRock’s business.

Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, closed-end funds, and open-end funds, under similar investment mandates, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; and (h) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.

At the May Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.

At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of closed-end funds,

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	27

Disclosure of Investment Advisory Agreement  (continued)

relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain closed-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.

B. The Investment Performance of the Fund

The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the May Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the May Meeting. In preparation for the May Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and, in light of the Fund’s outcome-oriented investment objective, certain performance metrics (“Outcome-Oriented Performance Metrics”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.

The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board reviewed and considered the Fund’s performance relative to the Fund’s Outcome-Oriented Performance Metrics including a total return target. The Board noted that for the one-year, three-year and since-inception periods reported, the Fund outperformed, outperformed and performed in line with, respectively, its total return target. The Board noted that BlackRock believes that the Outcome-Oriented Performance Metrics are an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund

The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate as a percentage of managed assets, which is the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes) to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, excluding any investment related expenses. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

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Disclosure of Investment Advisory Agreement  (continued)

The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, closed-end fund, sub-advised mutual fund, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and fourth quartiles, respectively, relative to the Expense Peers. In addition, the Board noted that the Fund is party to an expense limitation agreement pursuant to which BlackRock has contractually agreed to waive and/or reimburse certain operating and other expenses to a specified amount of the Fund’s average daily net assets.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, and fee waivers, as applicable. The Board considered the Fund’s asset levels and whether the current fee was appropriate.

Based on the Board’s review and consideration of the issue, the Board concluded that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial growth after the initial public offering. Closed-end funds are typically priced at scale at a fund’s inception.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board also considered the various notable initiatives and projects BlackRock performed in connection with its closed-end fund product line. These initiatives included developing equity shelf programs; efforts to eliminate product overlap with fund mergers; ongoing services to manage leverage that has become increasingly complex; periodic evaluation of share repurchases and other support initiatives for certain BlackRock-advised funds; and efforts to reduce fund discounts, including continued communication efforts with shareholders, fund analysts and financial advisers. With respect to the latter, the Independent Board Members noted BlackRock’s continued commitment to supporting the secondary market for the common shares of its closed-end funds through a comprehensive secondary market communication program designed to raise investor and analyst awareness and understanding of closed-end funds. BlackRock’s support services included, among other things: sponsoring and participating in conferences; communicating with closed-end fund analysts covering the BlackRock funds throughout the year; providing marketing and product updates for the closed-end funds; and maintaining and enhancing its closed-end fund website.

Conclusion

At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Fund for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	29

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, if repurchased by the Fund in connection with any applicable tender offer, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

ASF-09/25-SAR

(b) Not Applicable.

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) Not Applicable

(b) Not Applicable

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – Not Applicable

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – Not Applicable.

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Not Applicable

Item 11 –

Statement Regarding Basis for Approval of Investment Advisory Contract – The registrant’s statement regarding the basis for approval of the investment advisory contract is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

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Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable.

(a)(5) Change in Registrant’s independent public accountant – Not Applicable.

(b) Section 906 Certifications are attached.

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Alpha Strategies Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Alpha Strategies Fund

Date: November 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Alpha Strategies Fund

Date: November 21, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Alpha Strategies Fund

Date: November 21, 2025

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